UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007–May 31, 2008

Item 1: Reports to Shareholders

>  For the six months ended May 31, 2008, Vanguard New York Tax-Exempt Money Market Fund returned 1.3%, outpacing the average return of its peers.

>  Vanguard New York Long-Term Tax-Exempt Fund returned 1.2%, substantially above the average return of peer funds though behind the return of its benchmark index.

>  The fiscal half-year was an unusual period for municipal bonds—marked by high volatility and yields surpassing those of comparable Treasury bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
New York Tax-Exempt Money Market Fund	10
New York Long-Term Tax-Exempt Fund	29
About Your Fund’s Expenses	50
Trustees Approve Advisory Arrangement	52
Glossary	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard New York Tax-Exempt Money Market Fund	VYFXX	1.3%
7-Day SEC Yield: 1.65%
Taxable-Equivalent Yield: 2.73%[1]
Average New York Tax-Exempt Money Market Fund[2]		1.0

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	VNYTX	1.2%
30-Day SEC Yield: 3.74%
Taxable-Equivalent Yield: 6.18%[1]
Admiral™ Shares[3]	VNYUX	1.2
30-Day SEC Yield: 3.81%
Taxable-Equivalent Yield: 6.29%[1]
Lehman 10 Year Municipal Bond Index		1.7
Average New York Municipal Debt Fund[2]		0.6

Your Fund’s Performance at a Glance
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.012	$0.000
Long-Term
Investor Shares	11.09	10.98	0.234	0.000
Admiral Shares	11.09	10.98	0.238	0.000

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The fiscal half-year ended May 31, 2008, was an unusual time in the municipal bond market. The prices and yields of tax-exempt bonds experienced high volatility—a tangential effect of the crisis in the market for taxable securities backed by subprime mortgage loans. In February and March, yields of municipal bonds exceeded those of their U.S. Treasury counterparts across the maturity spectrum, a rare occurrence.

The New York Tax-Exempt Money Market Fund returned 1.3% and the New York Long-Term Tax-Exempt Fund returned 1.2% for the fiscal half-year, a consequence of upheaval among longer-term municipal bonds during the period. Given the greater risk, we would generally expect longer-term bond funds to return more than shorter-term funds over meaningful periods of time. Both Vanguard funds outpaced the average return of competitive funds.

The Tax-Exempt Money Market Fund’s 7-day SEC yield was 1.65% as of May 31, down from 3.48% six months earlier. The change reflected a general fall in short-term interest rates that was engineered by the Federal Reserve Board. For investors in the highest income tax bracket, the taxable-equivalent yield declined to 2.73%.

The Long-Term Tax-Exempt Fund’s 30-day SEC yield for Investor Shares declined only slightly, from 3.96% six months ago to 3.74% on May 31. The taxable-equivalent yield was 6.18%. The yield for Admiral Shares declined from 4.03% to 3.81%, producing a taxable-equivalent yield of 6.29%.

Please note: Although the New York Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and New York state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The New York Long-Term Tax-Exempt Fund owns no bonds that would generate income subject to the AMT.

Greater economic uncertainty set the tone for stocks and bonds

The municipal bond market wasn’t alone in struggling to find its footing during the fiscal half-year. The broader bond market, and the stock market as well, were shaken as oil prices climbed to record highs, the housing market worsened, and consumers grew increasingly wary of spending. With the subprime-fueled credit crisis continuing to play out, heightened economic uncertainty became the norm.

In an effort to revive the slowing economy and increase liquidity in the credit markets, the Federal Reserve Board lowered its target for the federal funds rate in five separate actions, to 2.0%. At the end of the period, the Fed continued to face the delicate task of balancing its efforts to stimulate the economy with rising concerns about inflationary pressures.

In this environment, many fixed income investors favored the relative safety of U.S. Treasury bonds. The resulting “flight to quality” pressured the prices of both

Market Barometer
	Total Returns
	Periods Ended May 31, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.5%	6.9%	3.8%
Lehman Municipal Bond Index	1.4	3.9	3.7
Citigroup 3-Month Treasury Bill Index	1.3	3.6	3.0

Stocks
Russell 1000 Index (Large-caps)	–3.8%	–6.2%	10.4%
Russell 2000 Index (Small-caps)	–1.9	–10.5	12.5
Dow Jones Wilshire 5000 Index (Entire market)	–3.6	–6.1	11.0
MSCI All Country World Index ex USA (International)	–3.2	3.0	22.1

CPI
Consumer Price Index	3.1%	4.2%	3.4%

1  Annualized.

taxable and tax-exempt bonds, and both types of bonds experienced unusual volatility during the period.

Bonds nevertheless outpaced stocks. The broad taxable bond market returned 1.5%, close to the broad municipal bond market’s 1.4%. By contrast, the broad U.S. stock market returned –3.6% for the period, a disappointing result, but one that was buoyed by a recovery in April and May. For the most part, growth stocks outperformed value stocks, and international stocks generally kept pace with U.S. stocks.

In a challenging environment, a traditional relationship returned

In recent months, the subprime-mortgage crisis that erupted in mid-2007 continued to spill into other areas of the credit markets in indirect, but very real, ways. The municipal bond market was no exception. Credit standards tightened and investors’ appetite for risk diminished, creating an environment that favored Treasury bonds above all else, even high-quality bonds issued by financially strong states and municipalities.

Early in 2008, investors grew increasingly concerned about firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced financial problems and reduced credit ratings. This prompted many investors to move out of municipal bonds, even though the insurers’ problems did not affect the credit quality of the munis themselves. It was a difficult period for municipal issues, as prices fell sharply.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.65%
Long-Term	0.15	0.08%	1.10

1  Fund expense ratios reflect the six months ended May 31, 2008. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

The Lehman Municipal Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

These dislocations produced a steeper yield curve during the six-month period. Yields for short-term munis fell, reflecting the Fed’s interest rate policy, while those for long-term munis rose slightly. At the same time, investors’ continuing preference for Treasuries placed downward pressure on Treasury yields across the maturity spectrum, most sharply at the short end.

These dynamics upended the generally stable relationship between yields of Treasuries and municipals. Typically, Treasury yields are higher than muni yields, but the traditional gap had begun to narrow as the fiscal half-year began, and by February and March municipal yields surpassed Treasury yields across the spectrum of bond maturities. From that point, the yield relationship between Treasuries and munis began to slip back toward normalcy.

For the fiscal period, the New York Tax-Exempt Money Market Fund returned 1.3% while maintaining a net asset value of $1, a price that is expected but not guaranteed.

Both the Investor Shares and Admiral Shares of the New York Long-Term Tax-Exempt Fund returned 1.2%, as the income portion of the fund’s returns counteracted a share-price decline triggered by investors’ concern over the muni-bond insurers. The fund’s returns were substantially ahead of the 0.6% average return posted by competitive funds, a reflection of the fund’s emphasis on high-quality securities, its prudent management strategies, and its significant cost advantage (see the table on page 4).

Short-term disruptions don’t change long-term strategies

The municipal bond market has traditionally been a relatively quiet corner of the larger fixed income universe. Bonds issued by state or local governments don’t often create exciting headlines. But as we’ve seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. For the bond portion of Vanguard portfolios, this includes a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts (who, it should be noted, assess the quality of bonds independent of outside rating agencies and bond insurers). For New York State investors in higher tax brackets, we believe the New York Tax-Exempt Funds offer an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition.

Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 16, 2008

Advisor’s Report

For the fiscal half-year ended May 31, 2008, Vanguard New York Tax-Exempt Money Market Fund returned 1.3%, outpacing the average return of its peers. Both Investor Shares and Admiral Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 1.2%, above the average return of the fund’s peers but behind the return of its benchmark index.

The investment environment

When our reporting period began, credit-market activity was at a near-standstill. Widespread concern about the valuations of some mortgage-backed securities created turmoil and pushed borrowers and lenders to the market’s sidelines.

The Federal Reserve Board’s aggressive response—which was also influenced by a slowdown in economic activity—began in September and continued throughout our fiscal half-year. In a series of cuts, the Fed reduced its target for the federal funds rate from 4.75% on September 18 to 2.00% on April 30, where it remained. (In January, the Fed cut the target by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate, which is the rate it charges for its loans to banks, and coordinated with other countries’ central banks to provide additional funding to eligible financial institutions.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2007	2008
2 years	3.18%	2.28%
5 years	3.26	3.01
10 years	3.62	3.67
30 years	4.32	4.53

Source: Vanguard.

A variety of factors came together during the six months to create a much steeper Treasury yield curve: the Fed’s interest rate actions, investors’ flight to quality, and—in recent months—fears of inflation, which have nudged longer-term yields higher. Reflecting trends in the Treasury market, as well as concern about the financial strength of municipal bond insurers, the municipal-bond yield curve steepened as well. Some of the muni insurers lost their AAA credit ratings because of exposure to subprime-mortgage-related investments, triggering a widening in the yields between higher-quality and lower-quality tax-exempt bonds.

The net effect was to reduce the prices of tax-exempt bonds to extraordinarily attractive levels. Despite munis’ significant tax advantages, yields of 30-year AAA-rated municipal bonds exceeded those for 30-year U.S. Treasury bonds by the end of April. For comparison, a year earlier the muni’s yield was 85% of the Treasury’s yield, which is more typical. The relative “cheapness” of munis caught the eye of many investors, leading to a significant rally during April and May that drove the muni/Treasury yield ratio to 96% by May 31—still an attractive relationship.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, however, nationwide supply has rebounded, with much of it coming from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market—an arcane, but important, source of tax-exempt financing—virtually stopped functioning as a result of problems with bond insurers.)

Countering that trend, however, was the reluctance of some states to refund outstanding debt because of the relative cheapness of municipal bonds. New York State was an exception: During the fiscal half-year, the issuance of new tax-exempt debt increased about 17%, to $19.9 billion, from the same period a year earlier.

Management of the funds

Reflecting the swift decline in short-term interest rates during the fiscal half-year, the yield of New York Tax-Exempt Money Market Fund declined by about half to 1.65%. By contrast, the yield of New York Long-Term Tax-Exempt Fund declined only slightly. The yield of the fund’s Investor Shares was 3.74%, while the yield of its Admiral Shares was 3.81%.

Our customary emphasis on the market’s highest-quality securities gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our experienced municipal credit group diligently evaluates all potential holdings. We believe that shareholders can continue to rely on our rigorous review and oversight process.

A final note: A cloud of uncertainty was lifted from the tax-exempt market on May 19, when the U.S. Supreme Court upheld, in the case of Kentucky v. Davis, the right of a state to exempt from its income tax the interest that residents earn on municipal bonds issued in that state.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

June 19, 2008

New York Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2008

Financial Attributes

Yield[1]	1.7%
Average Weighted Maturity	22 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	89.7%
P-1/A-1/SP-1/F-1	9.8
AAA/AA	0.5

1  7-day SEC yield. See the Glossary on pages 53–54.

2  Moody’s Investors Service.

3  Annualized.

4  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.3%	2.9%
1999	3.0	2.6
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008[2]	1.3	1.0
7-day SEC yield (05/31/2008): 1.65%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Tax-Exempt Money Market Fund[3]	9/3/1997	3.35%	2.31%	2.50%

1  Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 26 for dividend and capital gains information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (102.8%)
	Albany County NY Airport Auth. Rev. VRDO	1.730%	6/6/08	LOC	19,280	19,280
	Albany NY IDA Fac. Rev.
	(Albany Medical Center) VRDO	1.630%	6/6/08	LOC	2,900	2,900
	Albany NY IDA Fac. Rev.
	(Holland Suites Project) VRDO	1.650%	6/6/08	LOC	6,390	6,390
	Allegany County NY IDA
	(Atlantic Richfield Project) VRDO	1.300%	6/2/08		4,700	4,700
	Buffalo NY Muni. Water System Rev. VRDO	1.400%	6/6/08	LOC	21,800	21,800
	Chemung County NY IDA Civic Fac. Rev.
	(Elmira College Project) VRDO	1.580%	6/6/08	LOC	10,000	10,000
	Clifton Park NY IDA Multifamily Housing Rev.
	(Coburg Village Project) VRDO	1.650%	6/6/08	LOC	5,300	5,300
	Cold Spring Harbor NY Central School Dist. TAN	4.250%	6/30/08		2,250	2,251
1	East Rochester NY Housing Auth. Rev. TOB VRDO	1.680%	6/6/08	LOC	11,665	11,665
1	Erie County NY IDA School Fac. Rev. TOB VRDO	1.640%	6/6/08	(4)	9,140	9,140
1	Erie County NY IDA School Fac. Rev. TOB VRDO	1.650%	6/6/08	(4)	3,000	3,000
1	Erie County NY IDA School Fac. Rev. TOB VRDO	1.660%	6/6/08	(4)	5,330	5,330
	Great Neck NY UFSD TAN	4.000%	6/26/08		15,000	15,005
	Half Hollow Hills NY Central School Dist.
	Huntington & Babylon TAN	4.250%	6/30/08		24,000	24,011
	Harrison NY BAN	4.250%	6/20/08		7,000	7,002
1	Haverstraw-Stony Point NY Central School Dist.
	GO TOB VRDO	1.670%	6/6/08	(4)	12,100	12,100
1	Haverstraw-Stony Point NY Central School Dist.
	GO TOB VRDO	1.780%	6/6/08	(4)	1,550	1,550
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	1.630%	6/6/08	(3)(4)	14,400	14,400
1	Hudson Yards Infrastructure Corp. New York Rev.
	TOB VRDO	1.640%	6/6/08	(3)(4)	46,500	46,500

1	Hudson Yards Infrastructure Corp. New
	York Rev.TOB VRDO	2.120%	6/6/08	(1)	17,100	17,100
	Jericho NY UFSD TAN	4.250%	6/20/08		3,750	3,751
1	Liberty NY Dev. Corp. Rev. TOB VRDO	1.590%	6/6/08		6,565	6,565
1	Liberty NY Dev. Corp. Rev. TOB VRDO	1.670%	6/6/08		50,000	50,000
	Long Island NY Power Auth. Electric System Rev.	5.000%	6/2/08	(Prere.)	8,000	8,080
	Long Island NY Power Auth. Electric System Rev.	5.000%	6/2/08	(4)(Prere.)	13,000	13,130
	Long Island NY Power Auth. Electric System Rev.	5.125%	6/2/08	(4)(Prere.)	4,000	4,040
	Long Island NY Power Auth. Electric System Rev.	5.125%	6/2/08	(4)(Prere.)	61,985	62,605
	Long Island NY Power Auth. Electric System Rev.	5.125%	6/2/08	(4)(Prere.)	23,950	24,189
	Long Island NY Power Auth. Electric System Rev.	5.250%	6/2/08	(1)(Prere.)	35,290	35,643

	Long Island NY Power Auth. Electric System Rev.	5.250%	6/2/08	(2)(Prere.)	4,400	4,444
	Long Island NY Power Auth. Electric System Rev.	5.750%	6/2/08	(Prere.)	9,605	9,701
	Long Island NY Power Auth. Electric System Rev. CP	1.800%	8/5/08	LOC	59,200	59,200
1	Long Island NY Power Auth. Electric
	System Rev.TOB VRDO	1.640%	6/6/08	(12)	69,300	69,300
1	Long Island NY Power Auth. Electric
	System Rev.TOB VRDO	1.650%	6/6/08	(2)(4)	14,000	14,000
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.300%	6/2/08	LOC	7,400	7,400
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.400%	6/6/08	(4)	32,800	32,800
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.400%	6/6/08	(4)	10,575	10,575
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.450%	6/6/08	(4)	15,000	15,000
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.510%	6/6/08	(4)	49,610	49,610
	Long Island NY Power Auth. Electric
	System Rev.VRDO	1.550%	6/6/08	(4)	6,525	6,525
	Massapequa NY UFSD TAN	4.250%	6/26/08		3,000	3,001
	Metro. New York Transp. Auth. Rev.
	(Commuter Fac.)	6.000%	7/1/08	(3)(Prere.)	9,000	9,020
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	1.610%	6/6/08	(4)	7,500	7,500
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	1.680%	6/6/08	(4)	7,640	7,640
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	1.870%	6/6/08	(1)	11,385	11,385
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/08	(1)(Prere.)	5,000	5,061
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) CP	2.050%	6/9/08	LOC	35,000	35,000
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	1.550%	6/2/08	LOC	12,100	12,100
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	1.400%	6/6/08	LOC	23,160	23,160
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.640%	6/6/08	(4)	7,000	7,000
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.640%	6/6/08	(4)	5,700	5,700
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.650%	6/6/08	(4)	19,050	19,050
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.650%	6/6/08	(4)	5,140	5,140
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.660%	6/6/08	(3)(4)	14,850	14,850
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.670%	6/6/08	(4)	3,020	3,020
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.670%	6/6/08	(4)	5,435	5,435
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.670%	6/6/08	(4)	4,340	4,340
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.870%	6/6/08	(1)	6,615	6,615
	Metro. New York Transp. Auth. Rev. VRDO	1.520%	6/6/08	(4)	3,500	3,500

	Metro. New York Transp. Auth. Rev. VRDO	1.590%	6/6/08	LOC	30,600	30,600
	Monroe County NY IDA (Assn. Blind and
	Impaired)VRDO	1.750%	6/6/08	LOC	2,000	2,000
	Monroe County NY IDA
	(Monroe Community College) VRDO	1.570%	6/6/08	LOC	3,800	3,800
	Monroe County NY IDA (Nazareht College) VRDO	1.450%	6/6/08	LOC	2,330	2,330
	Muni. Assistance Corp. for New York City NY	5.000%	7/1/08		10,000	10,014
2	Nassau County NY Interim Finance Auth. VRDO	1.420%	6/6/08		36,000	36,000
	Nassau County NY Interim Finance Auth. VRDO	1.500%	6/6/08		10,000	10,000
	Nassau County NY Interim Finance Auth. VRDO	1.500%	6/6/08		10,000	10,000
	Nassau County NY TAN	3.750%	10/31/08		45,000	45,128

	Nassau County NY VRDO	1.300%	6/6/08LOC	25,000	25,000
	Nassau Health Care Corp. NY VRDO	1.300%	6/6/08 (4)	14,000	14,000
	Nassau Health Care Corp. NY VRDO	1.520%	6/6/08 (4)	15,140	15,140
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	1.400%	6/6/08 LOC	8,500	8,500
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	1.400%	6/6/08 LOC	4,420	4,420
	New York City NY Cultural Resources
	Rev. (Metropolitan Museum) VRDO	1.300%	6/6/08	25,800	25,800
	New York City NY Cultural Resources
	Rev. (Metropolitan Museum) VRDO	1.300%	6/6/08	64,000	64,000
	New York City NY Cultural Resources
	Rev. (Pierpont Morgan Library) VRDO	1.500%	6/6/08 LOC	6,000	6,000
	New York City NY Cultural Resources
	Rev. (Solomon R. Guggenheim Foundation) VRDO	1.400%	6/6/08 LOC	14,207	14,207
1	New York City NY GO TOB VRDO	1.610%	6/6/08 (1)	5,840	5,840
1	New York City NY GO TOB VRDO	1.630%	6/6/08 (2)	4,555	4,555
1	New York City NY GO TOB VRDO	1.650%	6/6/08 (4)	15,784	15,784
1	New York City NY GO TOB VRDO	1.670%	6/6/08	50,000	50,000
1	New York City NY GO TOB VRDO	1.680%	6/6/08 (4)	2,360	2,360
1	New York City NY GO TOB VRDO	1.780%	6/6/08 (4)	8,390	8,390
1	New York City NY GO TOB VRDO	1.780%	6/6/08 (4)	5,175	5,175
	New York City NY GO VRDO	0.950%	6/2/08 LOC	10,000	10,000
	New York City NY GO VRDO	1.150%	6/2/08 LOC	9,215	9,215
	New York City NY GO VRDO	1.190%	6/2/08 LOC	1,600	1,600
	New York City NY GO VRDO	1.190%	6/2/08 LOC	2,395	2,395
	New York City NY GO VRDO	1.220%	6/2/08 LOC	3,055	3,055
	New York City NY GO VRDO	1.220%	6/2/08 LOC	1,500	1,500
	New York City NY GO VRDO	1.350%	6/2/08 (4)	2,100	2,100
	New York City NY GO VRDO	1.350%	6/2/08 LOC	17,200	17,200
	New York City NY GO VRDO	1.350%	6/2/08 (4)	5,100	5,100
	New York City NY GO VRDO	1.350%	6/2/08 (4)	2,700	2,700
	New York City NY GO VRDO	1.350%	6/2/08 (4)	9,400	9,400
	New York City NY GO VRDO	1.370%	6/6/08 LOC	23,000	23,000
2	New York City NY GO VRDO	1.400%	6/6/08 LOC	34,700	34,700
	New York City NY GO VRDO	1.410%	6/6/08 LOC	24,190	24,190
	New York City NY GO VRDO	1.410%	6/6/08	12,500	12,500
	New York City NY GO VRDO	1.450%	6/6/08 LOC	32,000	32,000
	New York City NY GO VRDO	1.450%	6/6/08 LOC	48,255	48,255
	New York City NY GO VRDO	1.500%	6/6/08	11,110	11,110
	New York City NY GO VRDO	1.520%	6/6/08 LOC	5,695	5,695
	New York City NY GO VRDO	1.530%	6/6/08	10,000	10,000
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (Beacon Mews) VRDO	1.780%	6/6/08 LOC	10,000	10,000
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (First Avenue) VRDO	1.620%	6/6/08 LOC	24,205	24,205
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. VRDO	1.600%	6/6/08	45,800	45,800
	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–
	155 West 21st Street) VRDO	1.580%	6/6/08	11,400	11,400
	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–
	201 Pearl Street) VRDO	1.520%	6/6/08 LOC	22,000	22,000

14

	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–
	90 West Street) VRDO	1.520%	6/6/08	LOC	25,000	25,000
	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–Atlantic Court) VRDO	1.620%	6/6/08	LOC	53,100	53,100
	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–Gold Street) VRDO	1.520%	6/6/08		15,000	15,000
1	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing - Ocean Gate) VRDO	1.600%	6/6/08	LOC	32,530	32,530
	New York City NY Housing Dev. Corp.
	Rev. (Multi-Family Rent Housing–
	One Columbus Place) VRDO	1.600%	6/6/08	LOC	32,000	32,000
	New York City NY Housing Dev. Corp. Rev. VRDO	1.600%	6/6/08		22,200	22,200
	New York City NY IDA (NY
	Congregational Nursing Center Project) VRDO	1.630%	6/6/08	LOC	4,800	4,800
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	1.520%	6/6/08	LOC	7,200	7,200
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	1.520%	6/6/08	LOC	16,100	16,100
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	3.500%	6/15/08		6,820	6,824
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.590%	6/6/08		9,055	9,055
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.590%	6/6/08		7,200	7,200
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.590%	6/6/08		4,800	4,800
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.590%	6/6/08		4,500	4,500
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.600%	6/6/08		5,625	5,625
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.600%	6/6/08		5,000	5,000
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.610%	6/6/08		10,000	10,000
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.640%	6/6/08	(2)	22,125	22,125
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.650%	6/6/08	(4)	9,000	9,000
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.650%	6/6/08	(4)	20,015	20,015
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	(2)	4,935	4,935
1	New York City NY Muni. Water Finance

	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	1,945	1,945
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	2,000	2,000
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	4,995	4,995
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	4,000	4,000
1	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. TOB VRDO	1.670%	6/6/08	2,765	2,765
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. VRDO	1.180%	6/2/08	7,320	7,320

	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.180%	6/2/08		14,250	14,250
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.180%	6/2/08		45,300	45,300
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.200%	6/2/08		8,800	8,800
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.300%	6/2/08		8,100	8,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.410%	6/6/08		7,000	7,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.500%	6/6/08		40,000	40,000
1	New York City NY Sales Tax Asset Receivable
	Corp. TOB VRDO	1.660%	6/6/08	(2)(4)	9,400	9,400
1	New York City NY Sales Tax Asset Receivable
	Corp. TOB VRDO	1.770%	6/6/08	(1)	2,250	2,250
1	New York City NY Sales Tax Asset Receivable
	Corp. TOB VRDO	1.870%	6/6/08	(2)	19,610	19,610
1	New York City NY Sales Tax Asset Receivable
	Corp. TOB VRDO	1.870%	6/6/08	(2)	12,845	12,845
1	New York City NY Transitional Finance Auth.
	Building Aid Rev. TOB PUT	3.760%	6/5/08	LOC	10,000	10,000
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,245	7,550
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	4,000	4,169
1	New York City NY Transitional Finance Auth. Rev.
	Future Tax TOB VRDO	1.660%	6/6/08	(2)(4)	18,915	18,915
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.600%	6/6/08		5,000	5,000
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.620%	6/6/08	(3)	18,905	18,905
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.650%	6/6/08	(4)	5,000	5,000
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.650%	6/6/08	(4)	7,600	7,600
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.670%	6/6/08		15,370	15,370
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.680%	6/6/08		7,000	7,000
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	1.680%	6/6/08		7,000	7,000
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.150%	6/2/08		28,125	28,125
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.240%	6/2/08		50,160	50,160
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.550%	6/2/08		12,750	12,750
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.500%	6/6/08		12,870	12,870
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.500%	6/6/08		20,185	20,185
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.520%	6/6/08		8,465	8,465
	New York City NY Transitional Finance Auth. Rev.
	VRDO	1.540%	6/6/08		53,865	53,865
1	New York Convention Center Dev. Corp. Rev.
	TOB VRDO	1.640%	6/6/08	(12)	15,500	15,500

	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	1.630%	6/6/08	LOC	27,495	27,495
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	1.630%	6/6/08	LOC	8,280	8,280
1	New York State Dormitory Auth. Rev.
	(City Univ.) TOB VRDO	1.780%	6/6/08	(4)	7,185	7,185
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	1.850%	7/14/08		26,670	26,670
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	1.950%	8/5/08		12,800	12,800
1	New York State Dormitory Auth. Rev.
	(Columbia Univ.) TOB VRDO	1.600%	6/6/08		10,825	10,825
1	New York State Dormitory Auth. Rev.
	(Columbia Univ.) TOB VRDO	1.600%	6/6/08		5,825	5,825
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	1.300%	6/2/08		2,300	2,300
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	1.350%	6/6/08		6,500	6,500
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	1.350%	6/6/08		26,330	26,330
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	1.590%	6/6/08	(1)	9,225	9,225
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	1.480%	6/6/08	(4)	32,640	32,640
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	1.510%	6/6/08	(4)	11,870	11,870
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	1.520%	6/6/08		2,600	2,600
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	1.520%	6/6/08		71,500	71,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	2.000%	6/6/08	(1)	21,200	21,200
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	2.650%	6/6/08	(1)	9,900	9,900
	New York State Dormitory Auth. Rev.
	(New York Public Library) VRDO	2.650%	6/6/08	(1)	35,940	35,940
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.580%	6/6/08		11,950	11,950
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.590%	6/6/08		4,305	4,305
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.590%	6/6/08		28,385	28,385
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.590%	6/6/08		40,340	40,340
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.600%	6/6/08		9,380	9,380
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.670%	6/6/08	(1)	5,485	5,485
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	2.280%	6/6/08	(2)	5,825	5,825
	New York State Dormitory Auth. Rev.
	(Rockefeller Univ.) VRDO	1.400%	6/6/08		24,400	24,400
	New York State Dormitory Auth. Rev.
	(St. John’s Univ.)	5.250%	7/1/08	(1)(Prere.)	15,170	15,340
1	New York State Dormitory Auth. Rev.
	(Vassar College) TOB VRDO	1.590%	6/6/08		5,315	5,315

	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Bernard College) VRDO	1.570%	6/6/08	LOC	10,000	10,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	1.350%	6/6/08	LOC	8,110	8,110
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	1.350%	6/6/08	LOC	8,285	8,285
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Ithaca College) VRDO	1.530%	6/6/08	LOC	5,505	5,505
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	1.300%	6/6/08		14,815	14,815
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	1.300%	6/6/08		8,300	8,300
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	1.300%	6/6/08		8,000	8,000
1	New York State Dormitory Auth. Rev. TOB VRDO	1.580%	6/6/08		28,625	28,625
1	New York State Dormitory Auth. Rev. TOB VRDO	1.590%	6/6/08		52,305	52,305
1	New York State Dormitory Auth. Rev. TOB VRDO	1.600%	6/6/08		5,980	5,980
1	New York State Dormitory Auth. Rev. TOB VRDO	1.600%	6/6/08		14,400	14,400
1	New York State Dormitory Auth. Rev. TOB VRDO	1.600%	6/6/08		18,380	18,380
1	New York State Dormitory Auth. Rev. TOB VRDO	1.670%	6/6/08		2,500	2,500
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	1.420%	6/6/08	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	1.500%	6/6/08	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	1.600%	6/6/08	LOC	15,000	15,000
1	New York State Environmental Fac. Corp. PCR
	TOB VRDO	1.650%	6/6/08	(4)	25,400	25,400
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/08		9,415	9,420
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.590%	6/6/08		6,355	6,355
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.590%	6/6/08		5,850	5,850
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.600%	6/6/08		19,540	19,540
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.600%	6/6/08		16,500	16,500
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.600%	6/6/08		5,570	5,570
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.670%	6/6/08		3,685	3,685
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.670%	6/6/08		26,430	26,430
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.670%	6/6/08		8,750	8,750
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.670%	6/6/08		5,865	5,865

1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.670%	6/6/08	4,100	4,100
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.680%	6/6/08	4,710	4,710
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.780%	6/6/08	5,375	5,375
1	New York State Environmental Fac. Corp. Rev.
	(Personal Income Tax) TOB VRDO	1.670%	6/6/08	3,360	3,360
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	1.190%	6/2/08	18,100	18,100
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	1.340%	6/2/08	26,700	26,700
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	1.340%	6/2/08	25,900	25,900
	New York State GO PUT	2.800%	7/2/08 LOC	16,000	16,000
	New York State GO PUT	1.750%	10/8/08 LOC	17,700	17,700
	New York State Housing Finance Agency Rev.
	(Brook Avenue Apartments) VRDO	1.580%	6/6/08 LOC	10,300	10,300
	New York State Housing Finance Agency Rev.
	(Chelsea Apartments) VRDO	1.710%	6/6/08 LOC	66,170	66,170
	New York State Housing Finance Agency Rev.
	(Clinton Green North) VRDO	1.750%	6/6/08 LOC	40,000	40,000
	New York State Housing Finance Agency Rev.
	(Overlook Apartments) VRDO	1.700%	6/6/08	5,400	5,400
	New York State Housing Finance Agency Rev.
	(Saville Housing) VRDO	1.600%	6/6/08 LOC	55,000	55,000
	New York State Housing Finance Agency Rev.
	(West 23rd Street) VRDO	1.510%	6/6/08 LOC	47,900	47,900
	New York State Housing Finance Agency Rev.
	(West 31st Street) VRDO	1.580%	6/6/08	20,000	20,000
	New York State Housing Finance Agency
	Rev. VRDO	1.510%	6/6/08 LOC	47,000	47,000
	New York State Housing Finance Agency
	Rev. VRDO	1.550%	6/6/08 LOC	7,100	7,100
	New York State Housing Finance Agency
	Rev. VRDO	1.580%	6/6/08	50,000	50,000
	New York State Housing Finance Agency
	Rev. VRDO	1.620%	6/6/08 LOC	22,300	22,300
	New York State Housing Finance Agency
	Rev. VRDO	1.750%	6/6/08 LOC	31,000	31,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	1.510%	6/6/08 LOC	26,700	26,700
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	1.510%	6/6/08 LOC	9,000	9,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	1.520%	6/6/08 LOC	24,100	24,100
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	1.750%	6/6/08 LOC	25,000	25,000
	New York State Local Govt. Assistance Corp. VRDO	1.400%	6/6/08 LOC	6,100	6,100
	New York State Local Govt. Assistance Corp. VRDO	1.450%	6/6/08 LOC	19,400	19,400
2	New York State Local Govt. Assistance Corp. VRDO	1.450%	6/6/08 (4)	51,450	51,450

New York State Local Govt. Assistance Corp. VRDO	1.500%	6/6/08 LOC	51,675	51,675
New York State Local Govt. Assistance Corp. VRDO	1.500%	6/6/08 (4)	10,450	10,450

	New York State Local Govt. Assistance Corp. VRDO	1.570%	6/6/08	LOC	36,870	36,870
	New York State Mortgage Agency Rev.
	(Homeowner Mortgage) VRDO	1.400%	6/2/08		21,985	21,985
1	New York State Mortgage Agency Rev. TOB VRDO	1.670%	6/6/08		22,665	22,665
1	New York State Mortgage Agency Rev. TOB VRDO	1.770%	6/6/08		10,330	10,330
	New York State Mortgage Agency Rev. VRDO	1.200%	6/2/08		29,400	29,400
	New York State Mortgage Agency Rev. VRDO	1.510%	6/6/08		15,200	15,200
	New York State Power Auth. Rev. CP	2.100%	7/1/08		4,555	4,555
	New York State Power Auth. Rev. CP	1.400%	7/2/08		15,000	15,000
	New York State Power Auth. Rev. CP	1.720%	8/12/08		44,200	44,200
	New York State Power Auth. Rev. PUT	2.100%	9/1/08		29,440	29,440
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.000%	4/1/09	(2)	8,000	8,194
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.600%	6/6/08		2,009	2,009
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.620%	6/6/08	(2)	7,995	7,995
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.620%	6/6/08		11,130	11,130
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.620%	6/6/08		15,110	15,110
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.870%	6/6/08	(2)	7,480	7,480
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	1.980%	6/6/08	(1)	8,335	8,335
1	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund) TOB VRDO	2.100%	6/6/08	(2)	7,930	7,930
1	New York State Thruway Auth. Rev. TOB VRDO	1.650%	6/6/08	LOC	8,900	8,900
1	New York State Thruway Auth. Rev. TOB VRDO	1.650%	6/6/08	(3)(4)	10,000	10,000
1	New York State Thruway Auth. Rev. TOB VRDO	1.870%	6/6/08	(2)	8,045	8,045
	New York State Urban Dev. Corp. Rev.
	(Community Enhancement Fac.)	5.125%	4/1/09	(2)(Prere.)	5,500	5,687
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(2)(Prere.)	3,000	3,095
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(2)(Prere.)	5,000	5,159
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(2)(Prere.)	4,110	4,241
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(2)(Prere.)	2,500	2,580
1	New York State Urban Dev. Corp. Rev. TOB VRDO	1.600%	6/6/08		7,900	7,900
1	New York State Urban Dev. Corp. Rev. TOB VRDO	1.640%	6/6/08	(2)	5,280	5,280
1	New York State Urban Dev. Corp. Rev. TOB VRDO	1.670%	6/6/08	(4)	6,655	6,655
1	New York State Urban Dev. Corp. Rev. TOB VRDO	1.680%	6/6/08		5,305	5,305
1	New York State Urban Dev. Corp. Rev. TOB VRDO	1.780%	6/6/08	(4)	13,880	13,880
1	New York State Urban Dev. Corp. TOB VRDO	1.600%	6/6/08		12,155	12,155
	Niagara County NY IDA Civic Fac. Var-

Student Housing Rev. VRDO	1.570%	6/6/08	LOC	5,000	5,000
Oneida County NY IDA Rev. (Hamilton
College)VRDO	1.560%	6/6/08	(1)	49,195	49,195
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	1.450%	6/6/08	LOC	3,885	3,885
Onondaga County NY IDA Civic Fac. Rev. VRDO	1.640%	6/6/08	LOC	11,280	11,280
Orangetown NY BAN	1.750%	9/1/08		21,905	21,911
Oyster Bay NY BAN	2.150%	6/13/08		16,265	16,265
Oyster Bay NY BAN	4.000%	9/19/08		42,000	42,069

	Oyster Bay NY BAN	2.500%	3/13/09	44,185	44,327
	Port Auth of New York & New Jersey Rev. VRDO	1.200%	6/2/08	7,400	7,400
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.640%	6/6/08 (4)	5,000	5,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.870%	6/6/08 (4)	5,400	5,400
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.190%	6/2/08	2,300	2,300
	Rensselaer County NY IDA Fac. Rev. VRDO	1.620%	6/6/08 LOC	4,000	4,000
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	1.630%	6/6/08 LOC	7,000	7,000
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	1.630%	6/6/08 LOC	5,000	5,000
	Rockland County NY RAN	2.000%	3/19/09	80,000	80,188
	Southampton Town NY BAN	2.500%	4/3/09	19,650	19,799
	Suffolk County NY Water Auth. Rev. VRDO	1.450%	6/6/08	23,335	23,335
	Suffolk County NY Water Auth. Rev. VRDO	1.450%	6/6/08	46,700	46,700
	Syosset NY Central School Dist. TAN	4.250%	6/27/08	15,000	15,006
	Syracuse NY IDA Civic Facility Rev.
	(Syracuse Univ. Project) VRDO	1.200%	6/2/08 LOC	9,200	9,200
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	1.300%	6/2/08	4,650	4,650
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	1.350%	6/6/08	8,390	8,390
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	1.350%	6/6/08	31,700	31,700
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	1.530%	6/6/08 LOC	30,410	30,410
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	1.530%	6/6/08 LOC	40,290	40,290
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	1.530%	6/6/08 LOC	30,525	30,525
1	Triborough Bridge & Tunnel Auth. New York
	Rev.TOB VRDO	1.650%	6/6/08 (1)	1,995	1,995
1	Triborough Bridge & Tunnel Auth. New York
	Rev.TOB VRDO	1.660%	6/6/08	24,610	24,610
1	Triborough Bridge & Tunnel Auth. New York
	Rev.TOB VRDO	1.680%	6/6/08 (1)	7,425	7,425
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.400%	6/6/08 (4)	6,955	6,955
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.400%	6/6/08	48,075	48,075
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.440%	6/6/08	73,370	73,370
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.450%	6/6/08	89,200	89,200
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.460%	6/6/08	5,200	5,200
	Triborough Bridge & Tunnel Auth. New York
	Rev.VRDO	1.520%	6/6/08 (4)	14,390	14,390
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	1.350%	6/6/08 LOC	14,500	14,500
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	1.350%	6/6/08 LOC	13,250	13,250
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	1.400%	6/6/08 LOC	10,000	10,000

Watervliet NY Housing Auth. Rev.
(Beltrone Senior Living) VRDO	1.600%	6/6/08 LOC	14,000	14,000
West Islip NY UFSD TAN	4.000%	6/27/08	16,000	16,007
White Plains NY City School Dist. BAN	3.750%	6/17/08	15,000	15,005
Total Municipal Bonds (Cost $5,439,667)				5,439,667
Other Assets and Liabilities (–2.8%)
Other Assets—Note B				45,571
Payables for Investment Securities Purchased				(177,755)
Other Liabilities				(16,265)
				(148,449)
Net Assets (100%)
Applicable to 5,291,059,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				5,291,218
Net Asset Value Per Share				$1.00

At May 31, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,291,188	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	30	—
Unrealized Appreciation	—	—
Net Assets	5,291,218	$1.00

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $1,378,573,000, representing 26.1% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008. For a key to abbreviations and other references, see page 23.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	69,348
Total Income	69,348
Expenses
The Vanguard Group—Note B
Investment Advisory Services	261
Management and Administrative	1,687
Marketing and Distribution	706
Custodian Fees	24
Shareholders’ Reports	7
Trustees’ Fees and Expenses	3
Total Expenses	2,688
Expenses Paid Indirectly—Note C	(13)
Net Expenses	2,675
Net Investment Income	66,673
Realized Net Gain (Loss) on Investment Securities Sold	46
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	66,719

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,673	175,793
Realized Net Gain (Loss)	46	2
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	66,719	175,795
Distributions
Net Investment Income	(66,673)	(175,793)
Realized Capital Gain	—	—
Total Distributions	(66,673)	(175,793)
Capital Share Transactions (at $1.00)
Issued	2,683,677	5,010,467
Issued in Lieu of Cash Distributions	64,057	168,528
Redeemed	(2,907,452)	(4,107,526)
Net Increase (Decrease) from Capital Share Transactions	(159,718)	1,071,469
Total Increase (Decrease)	(159,672)	1,071,471
Net Assets
Beginning of Period	5,450,890	4,379,419
End of Period	5,291,218	5,450,890

New York Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012	.035	.032	.022	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.035	.032	.022	.010	.009
Distributions
Dividends from Net Investment Income	(.012)	(.035)	(.032)	(.022)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.035)	(.032)	(.022)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.25%	3.60%	3.28%	2.18%	1.03%	0.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,291	$5,451	$4,379	$3,238	$2,294	$1,772
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.49%*	3.54%	3.25%	2.19%	1.04%	0.88%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $429,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $13,000.

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

New York Tax-Exempt Money Market Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	316	7,393	43,475
Yield[3]		3.9%	4.0%
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.9%[4]	3.9%	4.0%
Average Coupon	5.0%	5.0%	5.0%
Average Effective
Maturity	8.3 years	9.8 years	13.2 years
Average Quality	AA+	AA+	AA+
Average Duration	5.8 years	6.7 years	7.7 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	3.1%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	4.9%
1–5 Years	34.9
5–10 Years	35.3
10–20 Years	15.5
20–30 Years	6.6
Over 30 Years	2.8

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.98
Beta	1.12	1.15

Distribution by Credit Quality (% of portfolio)

AAA	59.9%
AA	31.0
A	5.8
BBB	3.0
BB	0.3

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 53–54.

4  Before expenses.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 53–54.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.3%	7.7%	8.1%
1999	–7.0	4.7	–2.3	–0.4
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2
2007	–2.8	4.4	1.6	3.5
2008[2]	–1.0	2.2	1.2	1.7

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	4/7/1986	0.55%	3.40%	0.12%	4.66%	4.78%
Admiral Shares	5/14/2001	0.62	3.47	0.16[4]	4.49[4]	4.65[4]

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 44–45 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.5%)
Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,599
Albany NY IDA Fac. Rev. (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,004
Albany NY IDA Fac. Rev. (St. Peter’s Hospital Project)	5.250%	11/15/32	5,000	4,853
Battery Park City NY Auth. Rev.	5.250%	11/1/15	12,520	13,712
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,670
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	336
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,914
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,014
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,881
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,526
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,974
Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	525	535
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,226
Hempstead NY GO	5.625%	2/1/13 (3)	960	964
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,492
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,346
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	10,000	9,770
Huntington NY GO	6.700%	2/1/11 (3)	310	341
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	23,800	24,789
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	16,974
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/14 (4)	5,000	4,016
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/19 (4)	2,460	1,523
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	21,830	10,251
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	18,905	7,396
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	5,000	5,175
Metro. New York Transp. Auth. Rev.
(Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,095

	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,421
	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	21,500	25,311
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,287
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	38,075	41,134
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,359
1	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	37,812
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,404
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,472
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22	5,000	5,199
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22 (1)	8,310	8,802

New York Long-Term Tax-Exempt Fund

Metro. New York Transp. Auth. Rev.
(Transit Rev.) PUT	5.000%	11/15/14	40,550	43,385
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,579
Monroe Tobacco Securitization Corp.
New York Tobacco Settlement Rev.	6.375%	6/1/10 (Prere.)	15,000	16,331
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,860
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,826
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,901
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,247
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	6,911
Nassau County NY GO	5.000%	1/15/16 (4)	4,575	5,056
New York City NY Cultural Resources
Rev. (American Museum of Natural History)	5.000%	7/1/44 (1)	5,000	5,081
New York City NY Cultural Resources
Rev. (Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,024
New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,894
New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	5,045
New York City NY GO	5.250%	3/15/11 (2)(Prere.)	390	422
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	1,560	1,721
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,074
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,411
New York City NY GO	5.000%	1/1/14	5,010	5,386
New York City NY GO	5.000%	2/1/14	3,500	3,765
New York City NY GO	5.000%	8/1/14	2,500	2,700
New York City NY GO	5.000%	8/1/14	2,800	3,024
New York City NY GO	5.000%	8/1/14	2,330	2,517
New York City NY GO	5.000%	8/1/14	2,505	2,706
New York City NY GO	5.000%	8/1/14	6,500	7,020
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,275
New York City NY GO	5.250%	9/1/14	4,060	4,444
New York City NY GO	5.000%	4/1/15 (4)	5,885	6,442
New York City NY GO	5.250%	3/15/16 (2)	4,610	4,888
New York City NY GO	5.000%	8/1/16	17,425	18,824
New York City NY GO	5.000%	2/1/17	9,335	10,052
New York City NY GO	5.000%	8/1/22	10,000	10,414
New York City NY GO	5.000%	8/1/24	10,000	10,364
New York City NY GO	5.000%	8/1/25	8,905	9,153
New York City NY GO VRDO	1.350%	6/2/08 (4)	5,300	5,300
New York City NY GO VRDO	1.350%	6/2/08 LOC	6,300	6,300
New York City NY GO VRDO	1.350%	6/2/08 (4)	5,600	5,600
New York City NY GO VRDO	1.500%	6/2/08 (1)	17,500	17,500
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	37,990	38,173
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36 (2)	11,285	11,324
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39 (2)	20,405	20,503
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	44,000	44,441
New York City NY Muni. Water Finance
Auth.Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	32,146
New York City NY Muni. Water Finance
Auth.Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,924
New York City NY Muni. Water Finance
Auth.Water & Sewer System Rev.	5.375%	6/15/17	25,015	26,891
New York City NY Muni. Water Finance
Auth.Water & Sewer System Rev.	0.000%	6/15/18	10,000	6,552
New York City NY Muni. Water Finance

Auth.Water & Sewer System Rev.	5.375%	6/15/18	25,095	26,678

New York Long-Term Tax-Exempt Fund

	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,478
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	5.000%	6/15/27 (1)	17,000	17,570
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	4.500%	6/15/28 (4)	12,000	11,906
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	5.000%	6/15/29	10,000	10,300
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,252
2	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	4.500%	6/15/32	17,500	17,048
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	5.000%	6/15/36	20,055	20,435
2	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	4.500%	6/15/38	11,250	10,837
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev.	5.000%	6/15/39	10,000	10,133
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. VRDO	1.200%	6/2/08	10,000	10,000
	New York City NY Muni. Water Finance
	Auth.Water & Sewer System Rev. VRDO	1.300%	6/2/08	13,300	13,300
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/23 (1)	6,100	6,381
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,369
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	16
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,660	1,730
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,325	1,381
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/10 (Prere.)	6,320	6,722
	New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	1,003
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,210
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	4,420	4,801
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,435	2,645
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	3,011
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,229
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	7,580	8,115
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14	17,720	19,016
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,793
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	2,565	2,743
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	10,065
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	8,971

New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16	11,045	11,813
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,943
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	13,500	13,961
New York City NY Transitional Finance Auth.
Rev.Future Tax	5.000%	11/1/12	10,000	10,822
New York City NY Transitional Finance Auth.
Rev.Future Tax	5.250%	2/1/19 (1)	5,000	5,277
New York City NY Transitional Finance Auth.
Rev.VRDO	1.150%	6/2/08	16,000	16,000
New York City NY Transitional Finance Auth.
Rev.VRDO	1.300%	6/2/08	9,115	9,115
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (3)	2,420	2,549
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (3)	2,555	2,676
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (3)	1,680	1,751
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (3)	2,825	2,930
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (3)	1,120	1,158

New York Long-Term Tax-Exempt Fund

New York State Dormitory Auth. Rev.	5.000%	12/15/35	10,000	10,294
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	16,845	17,871
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	2,062
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,121
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,370
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,789
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,272
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,217
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,622
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,293
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,319
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	8,839
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,313
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,429
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,548
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/22	7,345	7,899
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/26	4,000	4,173
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31	6,905	7,122
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/35	14,950	15,370
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	22,991
New York State Dormitory Auth. Rev.
(Fordham Univ.)	7.200%	7/1/15 (2)	40	40
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,027
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,085
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,320
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,499
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,801
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	4,802
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	102
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16

New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	113
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	97
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,707

New York Long-Term Tax-Exempt Fund

New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,551
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,863
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (3)	6,575	6,748
New York State Dormitory Auth. Rev.
(Montefiore Hosp.)	5.000%	8/1/33 (3)(4)	10,000	9,999
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	9,306
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/16 (1)	3,500	4,045
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	6,970
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/27 (1)	5,000	5,732
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	34,330	37,917
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/12	5,250	5,691
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/14	9,500	10,451
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17	28,505	31,466
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,396
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	20,605
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,770
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)(7)	3,955	4,091
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,837
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,111
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,259
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	15,456
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/30	35,000	35,983
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,830
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Facs.)	5.000%	7/1/32	10,000	10,219
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,657
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,520
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,403
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	12,500	13,508
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,216

New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13	5,000	5,386
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,068
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,357

New York Long-Term Tax-Exempt Fund

New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,353
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	8,708
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/31 (1)	8,765	8,887
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/36 (1)	6,190	6,264
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,231
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,751
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	11,313
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,622
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	12,431
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	8,500	9,480
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,331
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	8,393
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	6,697
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/31	5,000	5,185
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	36,500	37,302
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)(7)	6,330	6,619
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,671
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/17 (1)	350	354
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,131
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	469
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,335
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,066
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,973
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	824
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,201
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,149
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,621
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,879
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,657

New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,843
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,508

New York Long-Term Tax-Exempt Fund

New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of
Technology Student Housing Corp.)	5.250%	7/1/26 (3)	6,105	6,307
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of
Technology Student Housing Corp.)	5.250%	7/1/29 (3)	7,120	7,275
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of
Technology Student Housing Corp.)	5.250%	7/1/31 (3)	10,000	10,202
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/34 (3)	8,000	8,172
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)(7)	5,000	5,175
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)(7)	15,000	15,332
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish
Obligated Group)	5.000%	5/1/32	6,500	6,306
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/27 (1)	8,000	8,193
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/35 (1)	25,265	25,614
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	4.500%	7/1/37 (1)	14,020	13,301
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	7,588
New York State Dormitory Auth. Rev. Non State Supported Debt (Presbyterian Hosp.)	5.000%	8/15/36 (4)(7)	12,500	12,672
New York State Dormitory Auth. Rev. Non State Supported Debt (St. John’s Univ.)	5.250%	7/1/32 (1)	20,000	20,775
New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,540
New York State Dormitory Auth. Rev. Non State Supported Debt (Vassar College)	5.000%	7/1/46	30,000	30,636
New York State Energy Research & Dev.
Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	10,026
New York State Environmental Fac. Corp.
(Rev.Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,251
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,316
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,462
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,731
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	39,033
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	5,450	5,788
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,550
New York State Environmental Fac. Corp.
Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,728

New York Long-Term Tax-Exempt Fund

	New York State Environmental Fac. Corp.
	Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,559
	New York State Environmental Fac. Corp.
	Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,913
2	New York State Environmental Fac. Corp.
	Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/33	32,700	33,848
	New York State Environmental Fac. Corp.
	Rev. (Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	5,983
	New York State Environmental Fac. Corp.
	(Rev.Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	7,500	7,763
2	New York State Environmental Fac. Corp.
	Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	25,000	25,797
	New York State Thruway Auth. Rev.	5.000%	1/1/26 (3)	4,695	4,906
	New York State Thruway Auth. Rev.	5.000%	1/1/27 (3)	2,000	2,080
	New York State Thruway Auth. Rev.	5.000%	1/1/28 (3)	2,500	2,590
	New York State Thruway Auth. Rev.	5.000%	1/1/29 (3)	4,500	4,652
	New York State Thruway Auth. Rev.	5.000%	1/1/30 (3)	3,000	3,099
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,178
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,267
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,116
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.000%	4/1/14	4,010	4,379
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,214
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.000%	4/1/16	5,050	5,560
	New York State Thruway Auth. Rev.
	(Highway &Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,398
	New York State Thruway Auth. Rev.
	(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,166
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,896
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/16	7,155	7,880
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,228
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,651
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,250
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,676
	Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (3)	5,000	5,299
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (3)	8,685	10,387
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (3)	9,230	11,044
	North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,606
	North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,277
	Port Auth of New York & New Jersey Rev.	1.200%	6/2/08	3,300	3,300
	VRDO Port Auth. of New York & New	5.000%	7/15/33	16,990	17,400

Jersey Rev.Port Auth. of New York & New
Jersey Obligation Rev. (Versatile Structure) Special VRDO	1.200%	6/2/08	2,300	2,300
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,728
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	11,037

New York Long-Term Tax-Exempt Fund

Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	4,009
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,562
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,673
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,920
Tobacco Settlement Asset Securitization Corp.
Inc.New York	6.375%	7/15/09 (Prere.)	10,000	10,568
Tobacco Settlement Asset Securitization Corp.
Inc.New York	5.125%	6/1/42	10,000	8,856
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	20,000	20,434
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	1,065	1,093
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14	3,000	3,198
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,123
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,661
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	17,960
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,455
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	30,285	32,305
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	45,633
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (1)(ETM)	5,000	5,990
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	12,779
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	25,000	26,409
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	1.450%	6/6/08	1,300	1,300

Outside New York:
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,500	7,176
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,250	6,900
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,083
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	17,428
Puerto Rico GO	5.000%	7/1/13 (Prere.)	3,700	4,041
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,264
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	6,545
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	17,576
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/35 (1)	28,000	29,460
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/40	10,560	10,972
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	7,428
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,830
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,792
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,427
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	9,140	10,704
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,007
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,057
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	1,987
Total Municipal Bonds (Cost $2,811,712)				2,837,330
Other Assets and Liabilities (0.5%)
Other Assets—Note B				60,519
Liabilities				(46,372)
				14,147
Net Assets (100%)				2,851,477

New York Long-Term Tax-Exempt Fund

At May 31, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,830,752
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(4,862)
Unrealized Appreciation (Depreciation)
Investment Securities	25,618
Futures Contracts	(31)
Net Assets	2,851,477

Investor Shares—Net Assets
Applicable to 64,660,966 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	709,687
Net Asset Value Per Share—Investor Shares	$10.98

Admiral Shares—Net Assets
Applicable to 195,143,047 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,141,790
Net Asset Value Per Share—Admiral Shares	$10.98

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $6,563,000 have been segregated as initial margin for open futures contracts.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 41.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	60,349
Total Income	60,349
Expenses
The Vanguard Group—Note B
Investment Advisory Services	130
Management and Administrative
Investor Shares	391
Admiral Shares	495
Marketing and Distribution
Investor Shares	89
Admiral Shares	217
Custodian Fees	12
Shareholders’ Reports
Investor Shares	6
Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,343
Expenses Paid Indirectly—Note C	(45)
Net Expenses	1,298
Net Investment Income	59,051
Realized Net Gain (Loss)
Investment Securities Sold	(3,599)
Futures Contracts	1,441
Realized Net Gain (Loss)	(2,158)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(26,649)
Futures Contracts	(44)
Change in Unrealized Appreciation (Depreciation)	(26,693)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,200

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,051	114,331
Realized Net Gain (Loss)	(2,158)	(1,889)
Change in Unrealized Appreciation (Depreciation)	(26,693)	(67,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,200	44,711
Distributions
Net Investment Income
Investor Shares	(14,758)	(29,725)
Admiral Shares	(44,293)	(84,606)
Realized Capital Gain[1]
Investor Shares	—	(2,050)
Admiral Shares	—	(5,462)
Total Distributions	(59,051)	(121,843)
Capital Share Transactions—Note F
Investor Shares	37,007	29,655
Admiral Shares	173,328	247,004
Net Increase (Decrease) from Capital Share Transactions	210,335	276,659
Total Increase (Decrease)	181,484	199,527
Net Assets
Beginning of Period	2,669,993	2,470,466
End of Period	2,851,477	2,669,993

1  Includes fiscal 2007 short-term gain distributions totaling $969,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.09	$11.44	$11.27	$11.45	$11.57	$11.38
Investment Operations
Net Investment Income	.234	.486	.486	.486	.488	.486
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.315)	.243	(.141)	(.093)	.315
Total from Investment Operations	.124	.171	.729	.345	.395	.801
Distributions
Dividends from Net Investment Income	(.234)	(.486)	(.486)	(.486)	(.488)	(.486)
Distributions from Realized Capital Gains	—	(.035)	(.073)	(.039)	(.027)	(.125)
Total Distributions	(.234)	(.521)	(.559)	(.525)	(.515)	(.611)
Net Asset Value, End of Period	$10.98	$11.09	$11.44	$11.27	$11.45	$11.57

Total Return[1]	1.15%	1.57%	6.68%	3.03%	3.48%	7.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$710	$680	$671	$686	$1,303	$1,321
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.26%*	4.36%	4.33%	4.23%	4.24%	4.22%
Portfolio Turnover Rate	26%*	10%	9%	12%	6%	3%

1  Total returns do not include the account service fee that may be applicable to certain accounts below $10,000.

*  Annualized.

New York Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.09	$11.44	$11.27	$11.45	$11.57	$11.38
Investment Operations
Net Investment Income	.238	.494	.495	.494	.494	.493
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.315)	.243	(.141)	(.093)	.315
Total from Investment Operations	.128	.179	.738	.353	.401	.808
Distributions
Dividends from Net Investment Income	(.238)	(.494)	(.495)	(.494)	(.494)	(.493)
Distributions from Realized Capital Gains	—	(.035)	(.073)	(.039)	(.027)	(.125)
Total Distributions	(.238)	(.529)	(.568)	(.533)	(.521)	(.618)
Net Asset Value, End of Period	$10.98	$11.09	$11.44	$11.27	$11.45	$11.57

Total Return	1.19%	1.64%	6.76%	3.10%	3.54%	7.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,142	$1,990	$1,799	$1,575	$837	$771
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.33%*	4.43%	4.40%	4.31%	4.29%	4.28%
Portfolio Turnover Rate	26%*	10%	9%	12%	6%	3%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $233,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $41,000 and custodian fees by $4,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2007, the fund had available realized losses of $103,000 to offset future net capital gains through November 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,588,000 through November 30, 2007, which are deferred and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2008, the cost of investment securities for tax purposes was $2,814,300,000. Net tax-basis unrealized appreciation of investment securities was $23,030,000, consisting of unrealized gains of $56,830,000 on securities that had risen in value since their purchase and $33,800,000 in unrealized losses on securities that had fallen in value since their purchase.

New York Long-Term Tax-Exempt Fund

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(630)	69,261	101
10-Year U.S. Treasury Note	(305)	34,284	(169)
30-Year U.S. Treasury Bond	(123)	13,961	37

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2008, the fund purchased $532,792,000 of investment securities and sold $347,098,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	139,543	12,708	201,806	18,091
Issued in Lieu of Cash Distributions	11,862	1,087	25,512	2,288
Redeemed	(114,398)	(10,432)	(197,663)	(17,766)
Net Increase (Decrease)—Investor Shares	37,007	3,363	29,655	2,613
Admiral Shares
Issued	397,309	36,266	530,895	47,665
Issued in Lieu of Cash Distributions	33,261	3,048	66,918	6,004
Redeemed	(257,242)	(23,550)	(350,809)	(31,598)
Net Increase (Decrease)—Admiral Shares	173,328	15,764	247,004	22,071

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

New York Long-Term Tax-Exempt Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(31)
Level 2—Other significant observable inputs	2,837,330	—
Level 3—Significant unobservable inputs	—	—
Total	2,837,330	(31)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	11/30/2007	5/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.51	$0.50
Long-Term
Investor Shares	1,000.00	1,011.54	0.75
Admiral Shares	1,000.00	1,011.89	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.51
Long-Term
Investor Shares	1,000.00	1,024.25	0.76
Admiral Shares	1,000.00	1,024.60	0.41

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.10%; for the New York Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 50 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations; that the funds have slightly outperformed their respective peer groups, the average New York tax-exempt money market fund and the average New York municipal debt fund; and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : July 16, 2008

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : July 16, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.